FAIR VALUE MEASUREMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Impairment charge, long-lived assets	¥ 18,793	$ 2,881	¥ 18,793
Nonrecurring [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Impairment charge, long-lived assets	¥ 0
Level 3 | Measurement Input, Discount Rate [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long Lived Assets Measurement Input	14	14